BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Aug. 31, 2011
CURRENT ASSETS
Cash & cash equivalents	$ 6,517,935	$ 16,886,066
Prepaid expenses and other current assets	74,149	37,579
Total current assets	6,592,084	16,923,645
Property and equipment, net	250,909	217,519
Mineral properties	343,434	143,356
Deposits	102,840	16,525
TOTAL ASSETS	7,289,267	17,301,045
CURRENT LIABILITIES
Accounts payable and accrued liabilities	478,430	579,807
Total current liabilities	478,430	579,807
SHAREHOLDERS' EQUITY
Preferred stock, par value $0.001; 10,000,000 shares authorized, no shares issued and outstanding as of August 31, 2012 and August 31, 2011
Common stock, par value $0.01; 100,000,000 shares authorized, 36,550,009 and 34,596,260 shares issued and outstanding as of August 31, 2012 and August 31, 2011, respectively	365,501	345,964
Additional paid-in capital	29,262,684	24,818,022
Accumulated deficit	(22,817,348)	(8,442,748)
Total shareholders' equity	6,810,837	16,721,238
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,289,267	$ 17,301,045